Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill and other intangible assets
Changes in Goodwill

($ in millions)	Power Products	Power Systems	Discrete Automation and Motion	Low Voltage Products	Process Automation	Corporate and Other	Total
Cost at January 1, 2010	619	429	564	379	1,011	42	3,044
Accumulated impairment charges	—	—	—	—	—	(18)	(18)

Balance at January 1, 2010	619	429	564	379	1,011	24	3,026
Goodwill acquired during the year	6	973	—	37	75	—	1,091
Exchange rate differences	(3)	8	(17)	(17)	5	—	(24)
Other	(8)	1	—	—	(1)	—	(8)

Balance at December 31, 2010	614	1,411	547	399	1,090	24	4,085

Goodwill acquired during the year	109	321	2,765	16	50	—	3,261
Exchange rate differences	(11)	(24)	(19)	(8)	(10)	(2)	(74)
Other	—	(3)	—	—	—	—	(3)

Balance at December 31, 2011	712	1,705	3,293	407	1,130	22	7,269

Intangible assets other than goodwill

	December 31, 2011			December 31, 2010
($ in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Capitalized software for internal use	640	(483)	157	613	(441)	172
Capitalized software for sale	393	(295)	98	419	(285)	134
Intangibles other than software:
—Customer-related	1,499	(163)	1,336	315	(73)	242
—Technology-related	564	(123)	441	140	(52)	88
—Marketing-related	213	(32)	181	68	(15)	53
—Other	70	(30)	40	52	(40)	12

Total	3,379	(1,126)	2,253	1,607	(906)	701

Schedule of additions to intangible assets other than goodwill

($ in millions)	2011	2010
Capitalized software for internal use	74	41
Capitalized software for sale	—	128
Intangibles other than software	1,843	249

Total	1,917	418

Schedule of additions to intangible assets other than goodwill related to business combinations

	2011		2010
($ in millions)	Amount acquired	Weighted-average useful life	Amount acquired	Weighted-average useful life
Capitalized software for internal use	15	5 years	—
Capitalized software for sale	—		128	5 years
Intangibles other than software	1,838	14 years	228	9 years

Total	1,853	14 years	356	8 years

Amortization expense of intangible assets other than goodwill

($ in millions)	2011	2010	2009
Capitalized software for internal use	87	75	76
Capitalized software for sale	48	32	25
Intangibles other than software	200	50	53

Total	335	157	154

Future amortization expense of intangible assets other than goodwill
At December 31, 2011, future amortization expense of intangible assets other than goodwill is estimated to be:

($ in millions)
2012	322
2013	286
2014	242
2015	195
2016	174
Thereafter	1,034

Total	2,253